Note 5 - Allowance for Credit Losses - Allowance for Expected Credit Losses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 19,867,174	$ 19,034,976	$ 16,102,278	$ 10,842,493
Provision for Loan, Lease, and Other Losses	1,532,292	4,019,840	5,561,517
Financing Receivable, Allowance for Credit Loss, Writeoff	(715,714)	(1,087,141)	(301,732)
Bad debt expense	$ 8,620